SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of employee and non-employee shares options activity
	Number	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	43,994	$41.27	4.39	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(10,823)	52.78	-	-

Options outstanding at the end of the year	33,171	$37.51	4.39	$-

Options exercisable at the end of the year	33,171	$37.51	4.39	$-

Schedule of employee and non-employee RSUs activity
	Number of shares underlying outstanding RSUs	Weighted- average grant date fair value
Unvested RSUs at the beginning of the year	2,755,057	1.16
Granted	2,258,370	0.66
Vested	(1,109,200)	1.14
Forfeited	(131,813)	1.13

Unvested RSUs at the end of the year	3,772,414	0.87

Schedule of options and RSUs outstanding
Range of exercise price	Options and RSUs Outstanding as of December 31, 2023	Weighted average remaining contractual life (years) (1)	Options Exercisable as of December 31, 2023	Weighted average remaining contractual life (years) (1)
RSUs only	3,772,414	-	-	-
$5.37	12,425	5.24	12,425	5.24
$20.42- $33.75	12,943	4.35	12,943	4.35
$50-$52.5	6,230	3.46	6,230	3.46
$182.5-$524.25	1,573	1.65	1,573	1.65
	3,805,585	4.39	33,171	4.39

Schedule of non-cash share-based compensation expense
	Year Ended December 31,
	2023	2022	2021
Cost of revenue	$9	$16	$10
Research and development, net	157	94	55
Sales and marketing	381	250	171
General and administrative	781	633	597

Total	$1,328	$993	$833

Schedule of warrants outstanding and exercisable
Issuance date	Warrants outstanding	Exercise price per warrant	Warrants outstanding and exercisable	Contractual term
	(number)		(number)
December 31, 2015 (1)	4,771	$7.500	4,771	See footnote (1)
December 28, 2016 (2)	1,908	$7.500	1,908	See footnote (1)
February 25, 2019 (5)	45,600	$7.187	45,600	February 21, 2024
April 5, 2019 (6)	408,457	$5.140	408,457	October 7, 2024
April 5, 2019 (7)	49,015	$6.503	49,015	April 3, 2024
June 5, 2019, and June 6, 2019 (8)	1,464,665	$7.500	1,464,665	June 5, 2024
June 5, 2019 (9)	87,880	$9.375	87,880	June 5, 2024
June 12, 2019 (10)	416,667	$6.000	416,667	December 12, 2024
June 10, 2019 (11)	50,000	$7.500	50,000	June 10, 2024
February 10, 2020 (12)	28,400	$1.250	28,400	February 10, 2025
February 10, 2020 (13)	105,840	$1.563	105,840	February 10, 2025
July 6, 2020 (14)	448,698	$1.760	448,698	January 2, 2026
July 6, 2020 (15)	296,297	$2.278	296,297	January 2, 2026
December 8, 2020 (16)	586,760	$1.340	586,760	June 8, 2026
December 8, 2020 (17)	108,806	$1.792	108,806	June 8, 2026
February 26, 2021 (18)	5,460,751	$3.600	5,460,751	August 26, 2026
February 26, 2021 (19)	655,290	$4.578	655,290	August 26, 2026
September 29, 2021 (20)	8,006,759	$2.000	8,006,759	March 29, 2027
September 29, 2021 (21)	960,811	$2.544	960,811	September 27, 2026
	19,187,375		19,187,375